Financial Instruments - Summary of Debt and Related Derivative Instruments (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 550	$ 550
Debt instrument, interest rate	3.309%	3.309%	3.309%	3.309%
Debt instrument, maturity year	2021	2021
Debt instrument, original currency	CAD	CAD
3.95% Notes, Due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 350	$ 350
Debt instrument, interest rate	3.95%	3.95%	3.95%	3.95%
Debt instrument, maturity year	2021	2021
Debt instrument, original currency	USD	USD
4.30% notes, due 2023 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 600	$ 600
Debt instrument, interest rate	4.30%	4.30%	4.30%	4.30%
Debt instrument, maturity year	2023	2023
Debt instrument, original currency	USD	USD
3.85% Notes, Due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 450	$ 450
Debt instrument, interest rate	3.85%	3.85%	3.85%	3.85%
Debt instrument, maturity year	2024	2024
Debt instrument, original currency	USD	USD
3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 500	$ 500
Debt instrument, interest rate	3.35%	3.35%	3.35%	3.35%
Debt instrument, maturity year	2026	2026
Debt instrument, original currency	USD	USD
4.50% Notes, Due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 350	$ 350
Debt instrument, interest rate	4.50%	4.50%	4.50%	4.50%
Debt instrument, maturity year	2043	2043
Debt instrument, original currency	USD	USD
5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 350	$ 350
Debt instrument, interest rate	5.65%	5.65%	5.65%	5.65%
Debt instrument, maturity year	2043	2043
Debt instrument, original currency	USD	USD
5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 400	$ 400
Debt instrument, interest rate	5.50%	5.50%	5.50%	5.50%
Debt instrument, maturity year	2035	2035
Debt instrument, original currency	USD	USD
5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 500	$ 500
Debt instrument, interest rate	5.85%	5.85%	5.85%	5.85%
Debt instrument, maturity year	2040	2040
Debt instrument, original currency	USD	USD
3.369% Notes, Due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount				$ 500
Debt instrument, interest rate		3.369%		3.369%
Debt instrument, maturity year		2019
Debt instrument, original currency		CAD
4.35% Notes, Due 2020 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount				$ 750
Debt instrument, interest rate		4.35%		4.35%
Debt instrument, maturity year		2020
Debt instrument, original currency		CAD
4.70% Notes, Due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount		$ 500
Debt instrument, interest rate		4.70%		4.70%
Debt instrument, maturity year		2019
Debt instrument, original currency		USD